Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Asset Allocation Funds
Entity Central Index Key	0000914209
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Balanced Fund
Class Name	Class A
Trading Symbol	PABAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$45	0.91%
[1]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 2,091,509,246
Holdings Count | $ / shares	2,184	[2]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
[2]
Holdings [Text Block]		[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Balanced Fund
Class Name	Class C
Trading Symbol	AABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$82	1.66%
[4]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.66%
Net Assets	$ 2,091,509,246
Holdings Count | $ / shares	2,184	[5]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
[5]
Holdings [Text Block]		[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class P
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Balanced Fund
Class Name	Class P
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class P	$28	0.56%
[7]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 2,091,509,246
Holdings Count | $ / shares	2,184	[8]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
[8]
Holdings [Text Block]		[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Balanced Fund
Class Name	Class R
Trading Symbol	PAARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$57	1.16%
[10]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%
Net Assets	$ 2,091,509,246
Holdings Count | $ / shares	2,184	[11]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
[11]
Holdings [Text Block]		[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Balanced Fund
Class Name	Class R5
Trading Symbol	PAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$35	0.70%
[13]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 2,091,509,246
Holdings Count | $ / shares	2,184	[14]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
[14]
Holdings [Text Block]		[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Balanced Fund
Class Name	Class R6
Trading Symbol	PAAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$30	0.60%
[16]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 2,091,509,246
Holdings Count | $ / shares	2,184	[17]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
[17]
Holdings [Text Block]		[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Balanced Fund
Class Name	Class Y
Trading Symbol	PABYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$33	0.66%
[19]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 2,091,509,246
Holdings Count | $ / shares	2,184	[20]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,091,509,246
Total Number of Portfolio Holdings*	2,184
Portfolio Turnover Rate	95%
[20]
Holdings [Text Block]		[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Includes derivatives, if applicable.

[3]
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[4]
†	Annualized.

[5]
*	Includes derivatives, if applicable.

[6]
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[7]
†	Annualized.

[8]
*	Includes derivatives, if applicable.

[9]
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[10]
†	Annualized.

[11]
*	Includes derivatives, if applicable.

[12]
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[13]
†	Annualized.

[14]
*	Includes derivatives, if applicable.

[15]
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[16]
†	Annualized.

[17]
*	Includes derivatives, if applicable.

[18]
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[19]
†	Annualized.

[20]
*	Includes derivatives, if applicable.

[21]
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.